Other expenses (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Other expenses
Other operating expenses	$ 2,810	$ 2,205	$ 1,522
Pre operational expenses	439	360	0
Loss of materials	49	108	9
Idle capacity and stoppage operations expenses	$ 854	$ 757	$ 880